BALANCE SHEETS (Parenthetical) (USD $)	Oct. 31, 2013	Dec. 14, 2012	Nov. 30, 2012	Oct. 31, 2012	Oct. 31, 2012 Founder [Member]	Oct. 31, 2013 Common Class A [Member]	Oct. 31, 2012 Common Class A [Member]	Mar. 18, 2013 Common Class A [Member] Founder [Member]	Mar. 18, 2013 Common Class A [Member] IPO [Member]	Oct. 31, 2013 Common Class B [Member]	Oct. 31, 2012 Common Class B [Member]	Oct. 31, 2013 Common Class C [Member]	Oct. 31, 2012 Common Class C [Member]
Temporary Equity, Shares Outstanding	3,500,000			0		3,500,000	0
Preferred stock, par value (in dollars per share)	$ 0.0001			$ 0.0001
Preferred stock, shares authorized	5,000,000			5,000,000
Preferred stock, shares issued	0			0
Preferred stock, shares outstanding	0			0
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	75,000,000			75,000,000		25,000,000	25,000,000			25,000,000	25,000,000	25,000,000	25,000,000
Common stock, shares issued	0			1,090,000		1,636,000	0			0	0	0	0
Common stock, shares outstanding	0			1,090,000	90,000	1,636,000	0		90,000	0	0	0	0
Capital Units, Outstanding		272,500	75,000